UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767
UBS Money Series
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)
Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Item 1.  Schedule of Investments

UBS Cash Reserves Fund

SCHEDULE OF INVESTMENTS — January 31, 2005 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

U.S. Government Agency Obligations—17.80%
11,000	Federal Home Loan Bank	02/07/05 to 04/05/05	2.295 to 2.447*		10,995,806
5,000	Federal Home Loan Bank	02/22/05	2.	320@	4,993,233
17,500	Federal Home Loan Bank	03/01/05 to 10/21/05	1.350 to 2.250		17,494,410
5,000	Federal Home Loan Mortgage Corp.	02/15/05	3.	875	5,002,710
5,000	Federal Home Loan Mortgage Corp.	04/05/05	2.	465@	4,978,431
11,500	Federal National Mortgage Association	03/29/05 to 09/30/05	1.400 to 2.300		11,500,000
Total U.S. Government Agency Obligations (cost—$54,964,590)					54,964,590

Bank Note—0.65%
U.S.—0.65%
2,000	U.S. Bank N.A. (cost—$2,000,000)	04/07/05	1.	430	2,000,000

Certificates of Deposit—15.22%
Non-U.S.—7.77%
5,000	Caylon Corporate & Investment Bank	06/21/05	2.	650	5,000,000
7,000	Credit Suisse First Boston	02/22/05	2.	435	7,000,000
1,000	Rabobank Nederland NV	09/20/05	2.	200	999,558
4,000	Royal Bank of Scotland PLC	10/03/05	2.	375	3,999,339
7,000	UniCredito Italiano SpA	03/21/05 to 03/24/05	2.448 to 2.465*		6,998,466
					23,997,363

U.S.—7.45%
6,000	American Express Centurion Bank	02/07/05	2.	320	6,000,000
6,000	First Tennessee Bank, N.A. (Memphis)	02/03/05	2.	310	6,000,000
4,000	Harris Trust & Savings Bank	02/02/05	2.	300*	4,000,000
7,000	Washington Mutual Bank	02/17/05	2.	410	7,000,000
					23,000,000
Total Certificates of Deposit (cost—$46,997,363)					46,997,363

Commercial Paper@—52.60%
Asset Backed-Auto & Truck—2.26%
7,000	New Center Asset Trust	02/28/05	2.	390	6,987,453

Asset Backed-Miscellaneous—14.57%
7,000	Amsterdam Funding Corp.	02/15/05	2.	410	6,993,439
9,000	Barton Capital Corp.	02/08/05	2.	320	8,995,940
9,000	Giro Multi-Funding Corp.	02/22/05	2.	450	8,987,138
7,000	Old Line Funding Corp.	02/01/05	2.	340	7,000,000
7,000	Ranger Funding Co. LLC	02/08/05	2.	320	6,996,842
6,000	Thunderbay Funding	02/16/05	2.	350	5,994,125
					44,967,484

Asset Backed-Securities—11.66%
3,000	CC (USA), Inc. **	04/11/05	2.	560	2,985,280
9,000	Galaxy Funding, Inc.	03/02/05 to 04/05/05	2.350 to 2.520		8,972,895
9,000	Giro Funding U.S. Corp.	02/15/05	2.	380	8,991,670
7,000	Grampian Funding LLC	05/20/05	2.	550	6,946,450
8,124	Scaldis Capital LLC	02/24/05	2.	490	8,111,076
					36,007,371

Banking-Non-U.S.—12.30%
6,000	Bank of Ireland	03/07/05	2.	430	5,986,230
8,000	Depfa Bank PLC	02/04/05	2.	300	7,998,467
5,000	DNB NOR Bank SA	02/23/05	2.	420	4,992,605
5,000	Nationwide Building Society	02/01/05	2.	130	5,000,000
6,500	Northern Rock PLC	02/04/05	2.	310	6,498,749
7,500	Westpac Trust Securities NZ Ltd.	02/24/05	2.	330	7,488,835
					37,964,886

Banking-U.S.—6.80%
6,000	Nordea N.A., Inc.	02/02/05	2.	270	5,999,622
6,000	San Paolo IMI U.S. Financial Co.	02/04/05	2.	310	5,998,845
9,000	Wells Fargo & Co.	02/14/05	2.	350	8,992,362
					20,990,829

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Brokerage—5.01%
8,000	Citigroup Global Markets Holdings, Inc.	03/08/05 to 03/14/05	2.380 to 2.420		7,980,162
7,500	Goldman Sachs Group, Inc.	02/23/05	2.	440	7,488,817
					15,468,979
Total Commercial Paper (cost—$162,387,002)					162,387,002

Short-Term Corporate Obligations—8.50%
Asset Backed-Securities—0.89%
2,750	Links Finance LLC**	11/14/05	2.	680	2,750,000

Automobile OEM—0.97%
3,000	American Honda Finance Corp.**	02/22/05	2.	399*	3,002,173

Banking-Non-U.S.—3.08%
6,500	Abbey National Treasury Services PLC**	04/18/05	2.	700*	6,504,208
3,000	HBOS Treasury Services PLC**	02/01/05	2.	410*	3,000,000
					9,504,208

Finance-Captive Automotive—0.97%
3,000	Toyota Motor Credit Corp.	02/02/05	2.	300*	3,000,000

Finance-NonCaptive Diversified—2.59%
8,000	General Electric Capital Corp.	02/09/05 to 03/15/05	2.520 to 2.615*		8,000,788
Total Short-Term Corporate Obligations (cost—$26,257,169)					26,257,169

Repurchase Agreements—5.04%
15,560	Repurchase Agreement dated 01/31/05 with Goldman Sachs, Inc., collateralized by $12,153,000 U.S. Treasury Bonds, 7.500% due 11/15/16; (value-$15,871,247); proceeds: $15,561,076	02/01/05	2.	490	15,560,000
7	Repurchase Agreement dated 01/31/05 with State Street Bank & Trust Co., collateralized by $6,910 U.S. Treasury Notes, 5.750% due 11/15/05; (value-$7,143); proceeds: $7,000	02/01/05	2.	280	7,000
Total Repurchase Agreements (cost—$15,567,000)					15,567,000

Number of Shares (000)
Money Market Funds†—1.43%
1,559	AIM Liquid Assets Portfolio	2.	273	1,559,403
2,841	BlackRock Provident Institutional TempFund	2.	217	2,840,773
Total Money Market Funds (cost—$4,400,176)				4,400,176

Total Investments (cost—$312,573,300 which approximates cost for federal income tax purposes)(1)—101.24%				312,573,300
Liabilities in excess of other assets—(1.24)%				(3,835,710)
Net Assets (applicable to 308,775,658 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				308,737,590

*                                         Variable rate securities— maturity dates reflect earlier of reset dates or stated maturity dates.  The interest rates shown are the current rates as of January 31, 2005, and reset periodically.

**                                  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.91% of net assets as of January 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are the discount rates at date of purchase.

†                                          Interest rates shown reflect yield at January 31, 2005.

(1)                                  Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value.

OEM       Original Equipment Manufacturer

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	77.1
United Kingdom	8.0
Ireland	4.5
Australia	2.4
Switzerland	2.2
Italy	2.2
France	1.6
Norway	1.6
Netherlands	0.4
Total	100.0

Weighted average maturity — 38 days

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's semiannual report to shareholders dated October 31, 2004.

UBS LIQUID ASSETS FUND

Schedule of Investments — January 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—14.02%
6,000	Federal Farm Credit Bank	02/01/05	2.486*	6,001,221
11,500	Federal Home Loan Bank	02/07/05 to 04/05/05	2.295 to 2.447*	11,495,600
10,000	Federal Home Loan Bank	04/29/05 to 10/21/05	1.350 to 2.250	9,994,628
5,000	Federal Home Loan Mortgage Corp.	08/15/05	1.500	4,977,745
3,000	Federal National Mortgage Association	02/04/05	1.140@	2,999,715
17,750	Federal National Mortgage Association	03/29/05 to 09/30/05	1.400 to 2.300	17,750,000

Total U.S. Government Agency Obligations (cost—$53,218,909)				53,218,909

Certificates of Deposit—19.11%
Non-U.S.—9.62%
4,000	Bank of Nova Scotia	02/22/05	2.349*	4,000,348
8,000	BNP Paribas	03/22/05	2.530	8,000,000
3,500	Fortis Bank NV	02/04/05	2.315*	3,499,911
8,000	Nordea Bank Finland	02/07/05	2.300	8,000,000
6,000	Societe Generale	02/07/05 to 02/10/05	2.328 to 2.350*	5,999,562
2,000	Svenska Handelsbanken	02/04/05	2.290	2,000,000
5,000	UniCredito Italiano SpA	03/24/05	2.465*	4,999,350

				36,499,171

U.S.—9.49%
8,000	Discover Bank, New Castle DE	02/25/05	2.480	8,000,000
8,000	First Tennessee Bank, N.A. (Memphis)	02/03/05	2.310	8,000,000
5,000	Harris Trust & Savings Bank	02/01/05	2.300*	5,000,000
7,000	Washington Mutual Bank, FA	02/17/05	2.410	7,000,000
8,000	Wells Fargo Bank N.A.	02/23/05	2.500	8,000,000

				36,000,000

Total Certificates of Deposit (cost—$72,499,171)				72,499,171

Commercial Paper@—61.17%
Asset Backed-Auto & Truck—2.10%
8,000	New Center Asset Trust	02/28/05	2.390	7,985,660

Asset Backed-Banking—2.11%
8,000	Atlantis One Funding	02/17/05	2.340	7,991,680

Asset Backed-Miscellaneous—20.40%
8,000	Amsterdam Funding Corp.	02/15/05	2.410	7,992,502
5,000	Barton Capital Corp.	02/04/05	2.280	4,999,050
8,000	Falcon Asset Securitization Corp.	02/15/05	2.380	7,992,596
9,000	Giro Multi-Funding Corp.	02/22/05	2.450	8,987,137
4,500	Kitty Hawk Funding Corp.	02/25/05	2.490	4,492,530
9,000	Old Line Funding Corp.	02/23/05	2.380 to 2.440	8,986,727
8,000	Ranger Funding Co. LLC	02/08/05	2.320	7,996,391
8,000	Variable Funding Capital Corp.	02/28/05	2.420	7,985,480
8,000	Windmill Funding Corp.	02/08/05	2.330	7,996,376
10,000	Yorktown Capital LLC	02/17/05	2.430	9,989,200

				77,417,989

Asset Backed-Securities—13.44%
8,000	CC (USA), Inc.	04/11/05	2.560	7,960,747
8,000	Dorada Finance, Inc.**	02/01/05 to 02/11/05	2.140 to 2.250	7,997,500
6,000	Galaxy Funding, Inc.	04/04/05	2.580	5,973,340
8,000	Giro Funding U.S. Corp.	02/28/05	2.500	7,985,000
9,200	K2 (USA) LLC	04/20/05	2.620	9,147,775
4,000	Links Finance LLC**	04/04/05	2.480	3,982,915
8,000	Solitaire Funding LLC	03/28/05	2.550	7,968,833

				51,016,110

Banking-Non-U.S.—6.71%
9,500	Banque et Caisse d’Epargne de L’Etat	02/18/05	2.430	9,489,099
8,000	Depfa Bank PLC	02/14/05	2.390	7,993,095
8,000	Nationwide Building Society	02/22/05	2.370	7,988,940

				25,471,134

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—7.86%
8,000	Danske Corp., Series A	02/02/05	2.270	7,999,496
4,856	Dexia Delaware LLC	02/14/05	2.320	4,851,932
5,000	ING (US) Funding LLC	02/25/05	2.370	4,992,100
2,000	KFW International Finance, Inc.	02/04/05	2.270	1,999,622
2,000	Societe Generale N.A., Inc.	02/25/05	2.360	1,996,853
8,000	UniCredito Delaware, Inc.	02/17/05 to 02/28/05	2.370 to 2.490	7,987,502

				29,827,505

Brokerage—3.29%
4,500	Citigroup Global Markets Holdings, Inc.	03/28/05	2.540	4,482,538
8,000	Greenwich Capital Holdings, Inc.	02/28/05	2.504*	8,000,000

				12,482,538

Finance-NonCaptive Diversified—1.31%
5,000	General Electric Capital Corp.	05/09/05	2.380	4,967,936

Pharmaceuticals—3.42%
8,000	GlaxoSmithKline Finance PLC	03/03/05	2.390	7,984,066
5,000	Novartis Finance Corp.	02/07/05	2.500	4,997,917

				12,981,983

Technology - Software—0.53%
2,000	First Data Corp.	02/01/05	2.400	2,000,000

Total Commercial Paper (cost—$232,142,535)				232,142,535

Short-Term Corporate Obligations—5.40%
Asset Backed-Securities—0.79%
3,000	Links Finance LLC**	11/14/05	2.680	3,000,000

Banking-Non-U.S.—0.79%
3,000	HBOS Treasury Services PLC**	02/01/05	2.410*	3,000,000

Finance-Captive Automotive—0.92%
3,500	Toyota Motor Credit Corp.	02/01/05	2.300*	3,500,000

Finance-NonCaptive Consumer—1.85%
7,000	HSBC Finance Corp.	02/07/05	2.360*	7,000,000

Finance-NonCaptive Diversified—1.05%
4,000	General Electric Capital Corp.	02/09/05	2.520*	4,000,000

Total Short-Term Corporate Obligations (cost—$20,500,000)				20,500,000

Number of Shares (000)

Money Market Funds†—1.58%
3,231	AIM Liquid Assets Portfolio		2.273	3,231,232
2,758	BlackRock Provident Institutional TempFund		2.217	2,758,337

Total Money Market Funds (cost—$5,989,569)				5,989,569

Total Investments (cost—$384,350,184 which approximates cost for federal income tax purposes) (1)—101.28%				384,350,184
Liabilities in excess of other assets—(1.28)%				(4,860,719)

Net Assets (applicable to 379,448,759 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				379,489,465

*	Variable rate securities— maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2005, and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.74% of net assets as of January 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at January 31, 2005.
(1)	Investments are valued at amortized cost, which approximates market value, unless the Fund’s Board of Trustees determines that this does not represent fair value.

Issuer Breakdown By Country

Percentage of Portfolio Assets(%)
United States	83.1
France	3.6
United Kingdom	2.9
Luxembourg	2.5
Finland	2.1
Ireland	2.1
Italy	1.3
Canada	1.0
Belgium	0.9
Sweden	0.5
Total	100.0

Weighted average maturity — 39 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2004.

UBS Select Treasury Fund

SCHEDULE OF INVESTMENTS—January 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Treasury Obligations—48.33%
25,000	U. S. Treasury Bills	02/24/05 to 06/30/05	1.956 to 2.500@	24,877,788
155,000	U. S. Treasury Bills (1)	03/03/05 to 05/05/05	2.045 to 2.345@	154,448,420
15,000	U. S. Treasury Notes (1)	02/28/05	1.500	15,000,668
Total U.S. Treasury Obligations (cost—$194,326,876)				194,326,876
Repurchase Agreements—51.82%
50,000	Repurchase Agreement dated 01/31/05 with Bank of America, collateralized by $51,138,000 U.S. Treasury Notes, 3.375% due 10/15/09; (value- $51,000,630); proceeds: $50,003,389	02/01/05	2.440	50,000,000
55,000	Repurchase Agreement dated 01/31/05 with Bear Stearns & Co., collateralized by $100,000,000 U.S. Treasury Bond Strips, zero coupon due 05/15/17; (value- $57,322,001); proceeds: $55,003,743	02/01/05	2.450	55,000,000
53,370	Repurchase Agreement dated 01/31/05 with Deutsche Bank Securities, Inc., collateralized by $54,817,000 U.S. Treasury Bills, zero coupon due 05/12/05; (value- $54,437,686); proceeds: $53,373,632	02/01/05	2.450	53,370,000
50,000	Repurchase Agreement dated 01/31/05 with Morgan Stanley & Co., collateralized by $90,683,000 U.S. Treasury Bond Strips, 8.875% due 08/15/17; (value- $51,522,453); proceeds: $50,003,389	02/01/05	2.440	50,000,000
Total Repurchase Agreements (cost—$208,370,000)				208,370,000
Total Investments (cost—$402,696,876 which approximates cost for federal income tax purposes) (2) (3)—100.15%				402,696,876
Liabilities in excess of other assets—(0.15)%				(606,138)
Net Assets (applicable to 402,056,045 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				402,090,738

@	Interest rates shown are the discount rates at date of purchase.
(1)	Security, or portion thereof, was on loan at January 31, 2005.
(2)	Investments are valued at amortized cost, which approximates market value, unless the Fund’s Board of Trustees determines that this does not represent fair value.
(3)

Includes $154,462,043 of investments in securities on loan, at market value. The custodian held securities having an aggregate market value of $158,730,699 as collateral for portfolio securities loaned as follows:

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
43,100	U.S. Treasury Bonds	11/15/12	10.375	51,972,480
78,555	U.S. Treasury Bond Strips	08/15/21	8.125	35,791,229
44,080	U.S. Treasury Bond Strips	11/15/21	8.000	19,813,960
35,660	U.S. Treasury Bond Strips	11/15/22	7.625	15,203,998
102,565	U.S. Treasury Bond Strips	11/15/26	6.500	35,949,032
				158,730,699

Weighted average maturity — 29 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2004.

UBS Select Money Market Fund

SCHEDULE OF INVESTMENTS—January 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Government Agency Obligations—16.92%
331,000	Federal Home Loan Bank	03/08/05 to 10/21/05	1.350 to 2.250	330,899,273
175,000	Federal Home Loan Bank	04/04/05 to 04/05/05	2.445 to 2.447*	174,935,514
70,000	Federal Home Loan Mortgage Corp.	02/15/05 to 03/01/05	1.420 to 3.875	70,019,691
335,500	Federal National Mortgage Association	03/29/05 to 09/30/05	1.400 to 2.300	335,500,000
125,000	Federal National Mortgage Association	04/03/05	2.430*	124,929,901
Total U.S. Government Agency Obligations (cost—$1,036,284,379)				1,036,284,379
Bank Note — 0.61%
U.S.—0.61%
37,600	U.S. Bank N.A. (cost—$37,600,000)	04/07/05	1.430	37,600,000
Time Deposits—6.12%
Banking-Non U.S. — 6.12%
225,000	National City Bank of Indiana, Grand Cayman Islands	02/01/05	2.500*	225,000,000
150,000	Societe Generale, Grand Cayman Islands	02/01/05	2.480*	150,000,000
Total Time Deposits (cost—$375,000,000)				375,000,000
Certificates of Deposit—15.42%
Non-U.S.—8.65%
50,000	BNP Paribas	03/09/05	2.380	50,000,000
75,000	Canadian Imperial Bank of Commerce	02/28/05	2.520	75,000,000
100,000	Deutsche Bank AG	06/30/05	2.700	100,000,000
42,000	HBOS Treasury Services PLC	02/02/05	2.270	42,000,000
74,000	Royal Bank of Scotland PLC	10/03/05	2.375	73,987,761
44,000	Societe Generale	02/07/05	2.328*	43,998,278
44,500	Toronto Dominion Bank	03/29/05	2.470	44,500,000
100,000	UniCredito Italiano SpA	03/24/05	2.465*	99,987,007
				529,473,046
U.S.—6.77%
75,000	American Express Centurion Bank	02/07/05	2.320	75,000,000
100,000	Discover Bank	02/15/05	2.390	100,000,000
165,000	First Tennessee Bank, N.A. (Memphis)	02/03/05 to 03/14/05	2.310 to 2.450	165,000,000
74,500	Wells Fargo Bank N.A.	02/01/05	2.300*	74,500,000
				414,500,000
Total Certificates of Deposit (cost—$943,973,046)				943,973,046
Commercial Paper@—35.14%
Asset Backed-Auto & Truck—1.22%
75,000	New Center Asset Trust	02/28/05	2.390	74,865,562
Asset Backed-Banking—0.81%
50,000	Atlantis One Funding	05/17/05	2.440	49,644,167
Asset Backed-Miscellaneous—14.52%
90,000	Amsterdam Funding Corp.	02/08/05 to 03/02/05	2.320 to 2.530	89,880,053
113,304	Barton Capital Corp.	02/08/05	2.320	113,252,887
153,654	Falcon Asset Securitization Corp.	02/09/05 to 02/16/05	2.340 to 2.440	153,532,552
51,395	Old Line Funding Corp.	02/07/05	2.300	51,375,299
74,500	Thunderbay Funding	02/14/05	2.380	74,435,971
97,193	Triple A One Funding	02/11/05 to 02/14/05	2.350	97,123,950
150,000	Variable Funding Capital Corp.	02/07/05	2.300	149,942,500
110,000	Windmill Funding Corp.	02/08/05 to 02/16/05	2.320 to 2.390	109,928,589
50,000	Yorktown Capital LLC	02/18/05	2.450	49,942,153
				889,413,954
Asset Backed-Securities—7.82%
90,000	Galaxy Funding, Inc.	02/17/05 to 04/04/05	2.320 to 2.490	89,744,339
166,357	Giro Funding U.S. Corp.	02/08/05 to 02/16/05	2.310 to 2.375	166,240,941
128,749	Grampian Funding LLC	04/27/05 to 06/21/05	2.640 to 2.660	127,638,131
45,321	Scaldis Capital LLC	02/07/05	2.320	45,303,476
50,000	Solitaire Funding LLC	03/31/05	2.580	49,792,167
				478,719,054
Banking-Non-U.S.—0.82%
50,000	Credit Suisse First Boston	02/03/05	2.300	49,993,611

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Banking-U.S.—8.73%
50,000	CBA (Delaware) Finance, Inc.	02/07/05	2.300	49,980,833
175,000	Danske Corp.	02/14/05 to 02/18/05	2.360 to 2.380	174,823,694
60,000	Deutsche Bank Financial LLC	02/03/05	2.290	59,992,367
50,000	Dexia Delaware LLC	03/23/05	2.500	49,826,389
150,000	San Paolo IMI U.S. Financial Co.	02/03/05	2.290	149,980,917
50,000	Stadshypotek Delaware, Inc.	02/02/05	2.290	49,996,819
				534,601,019
Finance-NonCaptive Diversified—1.22%
75,000	General Electric Capital Corp.	05/09/05	2.380	74,519,042
Total Commercial Paper (cost—$2,151,756,409)				2,151,756,409
U.S. Master Notes‡—4.90%
Brokerage—4.90%
150,000	Bank of America Securities LLC ††	02/01/05	2.580*	150,000,000
150,000	Bear Stearns Cos., Inc. ††	02/01/05	2.700*	150,000,000
Total U.S. Master Notes (cost—$300,000,000)				300,000,000
Funding Agreements#—4.08%
Insurance-Life—4.08%
100,000	Metropolitan Life Insurance Co.	02/01/05	2.490*	100,000,000
75,000	New York Life Insurance Co.	02/01/05	2.480*	75,000,000
75,000	Travelers Insurance Co.	02/01/05	2.490*	75,000,000
Total Funding Agreements (cost—$250,000,000)				250,000,000
Short-Term Corporate Obligations—13.64%
Asset Backed-Securities—4.74%
150,000	K2 (USA) LLC**	02/07/05 to 02/15/05	2.400 to 2.480*	150,019,985
50,000	Links Finance LLC	02/28/05	2.534*	50,004,694
90,000	Links Finance LLC**	03/15/05 to 11/14/05	2.430 to 2.680	90,004,391
				290,029,070
Banking-Non-U.S.—2.61%
75,000	Abbey National Treasury Services PLC**	04/18/05	2.700*	75,048,561
85,000	HBOS Treasury Services PLC**	02/01/05	2.410*	85,000,000
				160,048,561
Banking-U.S.—1.06%
40,000	KFW International Finance, Inc.	04/18/05	4.250	40,229,213
25,000	Wells Fargo & Co.	02/14/05	2.520*	25,000,000
				65,229,213
Brokerage—1.39%
85,000	Morgan Stanley	02/01/05	2.605*	85,000,000
Finance-Captive Automotive—0.98%
60,000	Toyota Motor Credit Corp.	02/01/05	2.300*	60,000,000
Finance-NonCaptive Consumer—0.82%
50,000	Household Finance Corp.	02/07/05	2.360*	50,000,000
Finance-NonCaptive Diversified—2.04%
125,000	General Electric Capital Corp.	02/09/05	2.520*	125,004,815
Total Short-Term Corporate Obligations (cost—$835,311,659)				835,311,659
Repurchase Agreement—2.86%
175,000	Repurchase Agreement dated 01/31/05 with Deutsche Bank Securities, Inc., collateralized by $86,490,000 Federal Home Loan Bank obligations, 2.040% to 3.500% due 12/15/05 to 01/18/07, $50,000,000 Federal Home Loan Mortgage Corp. obligations, 1.500% due 02/15/05 and $41,907,000 Federal National Mortgage Association obligations, 2.000% to 4.330% due 06/15/05 to 02/17/09; (value—$178,500,620); proceeds $175,012,104 (cost—$175,000,000)	02/01/05	2.490	175,000,000

Number of Shares (000)		Interest Rate (%)	Value ($)
Money Market Fund†—0.32%
19,244	BlackRock Provident Institutional TempFund (cost—$19,243,652)	2.217	19,243,652
Total Investments (cost—$6,124,169,145 which approximates cost for federal income tax purposes)(1)—100.01%			6,124,169,145
Liabilities in excess of other assets—(0.01)%			(405,560)
Net Assets (applicable to 6,123,694,716 Institutional Shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%			6,123,763,585

*	Variable rate securities- maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2005, and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.53% of net assets as of January 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
(1)	Investments are valued at amortized cost, which approximates market value, unless the Fund’s Board of Trustees determines that this does not represent fair value.
†	Interest rate shown reflects yield at January 31, 2005.
††	Securities are being fair valued by a valuation committee under the direction of the Board of Trustees.
#	The securities detailed in the table below, which represent 4.08% of net assets, are considered illiquid and restricted as of January 31, 2005.

Restricted Securities	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a Percentage of Net Assets (%)	Value ($)	Value as a Percentage of Net Assets (%)
Metropolitan Life Insurance Co., 2.490%, 02/01/05	08/02/04	100,000,000	1.64	100,000,000	1.64
New York Life Insurance Co., 2.480%, 02/01/05	02/04/04	75,000,000	1.22	75,000,000	1.22
Travelers Insurance Co., 2.490%, 02/01/05	07/01/04	75,000,000	1.22	75,000,000	1.22
		250,000,000	4.08	250,000,000	4.08

‡	The securities detailed in the table below, which represent 4.90% of net assets, are considered liquid and restricted as of January 31, 2005.

Restricted Securities	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a Percentage of Net Assets (%)	Value ($)	Value as a Percentage of Net Assets (%)
Bank of America Securities LLC, 2.580%, 02/01/05	04/21/04	150,000,000	2.45	150,000,000	2.45
Bear Stearns Co., Inc. 2.700%, 02/01/05	08/12/03	150,000,000	2.45	150,000,000	2.45
		300,000,000	4.90	300,000,000	4.90

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	81.8
Grand Cayman Islands	6.1
United Kingdom	4.5
Canada	2.0
Germany	1.6
Italy	1.6
France	1.6
Switzerland	0.8
Total	100.0

Weighed average maturity — 41 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2004.

Item 2.  Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)   Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	March 31, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	March 31, 2005